Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Balance at beginning of year	$ 3,227	$ 3,402	$ 3,070
Provision charged to expense	2,131	1,444	1,705
Write-offs	(593)	(771)	(562)
Foreign exchange and other	(450)	(848)	(811)
Balance at end of year	$ 4,315	$ 3,227	$ 3,402